Commitments and Contingencies (Details)	Sep. 30, 2018	Dec. 31, 2017
NXDE [Member]
Commitments and Contingencies (Textual)
Royalty payment percentage	3.00%	3.00%
Number of patents	35	35
Magnus IP GmbH [Member]
Commitments and Contingencies (Textual)
Royalty payment percentage	6.00%	6.00%
Number of patents	68	86